Document and Entity Information	Sep. 30, 2022
Risk/Return:
Registrant Name	CALVERT WORLD VALUES FUND INC
Registrant CIK	0000884110
SEC Form	497
Period end date	Sep. 30, 2022
Investment Company Type	N-1A
Risk/Return	Supplement to Prospectus dated February 1, 2023
Amendment Flag	false